LONG-LIVED ASSETS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
LONG-LIVED ASSETS (Details) [Line Items]
Depreciation	$ 15,997	$ 11,944	$ 47,693	$ 36,070
Finite-Lived Intangible Assets, Net	139,288		139,288			$ 1,524,927
Finite-Lived Intangible Assets, Gross						1,769,400
Finite-Lived Intangible Assets, Accumulated Amortization						244,473
Amortization	23,888	$ 86,044	41,095	$ 256,259	$ 342,302	$ 244,473
Mile High [Member]
LONG-LIVED ASSETS (Details) [Line Items]
Finite-Lived Intangible Assets, Gross	155,000		155,000
Finite-Lived Intangible Assets, Accumulated Amortization	15,712		$ 15,712
Finite-Lived Intangible Assets, Remaining Amortization Period			2 years
Chiefton Acquisition [Member]
LONG-LIVED ASSETS (Details) [Line Items]
Finite-Lived Intangible Assets, Gross	$ 69,400		$ 69,400